Exhibit 1

Report of Independent Accountants on Applying Agreed-Upon Procedures

Barclays Capital Inc. (the "Company")
745 7th Avenue

New York, NY 10019

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, (as the engaging party), Barclays Commercial Mortgage Securities LLC, Barclays Capital Real Estate Inc., Bank of Montreal, BMO Capital Markets Corp., Wells Fargo Securities, LLC, and Wells Fargo Bank, National Association, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the SPGN 2022-TFLM Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2022- TFLM securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by a mortgaged property (the “Mortgaged Property”) which represents the entire population of Mortgage Loan Asset and Mortgaged Property (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

●	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
●	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
●	The value of the Mortgaged Property securing the Mortgage Loan Asset; and
●	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

●	The interpretation of Transaction documents included in connection with our procedures;
●	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
●	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

●	The phrase “Cut-off Date” refers to the date of February 9, 2022.

●	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on February 2, 2022 with certain Collateral attribute calculations adjusted for the Cut- off Date:

o       2022-TFLM Accounting Tape Final.xlsx (provided on February 2, 2022).

●	The phrase “Specified Attributes” refers to the fields in the Final Data File.

●	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

●	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

●	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

●	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

●	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

●	The phrase “Appraisal Report” refers to the signed third-party appraisal report or opinion of value report detailing the valuation of the property or summary provided by the Company

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
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detailing the opinion of value and opinion of value date for the respective loan, as contained in the Loan File.

●	The phrase “Engineering Report” refers to the signed third-party property condition assessment, certificate of substantial completion or architect certificate - each document detailing the physical condition and any required/proposed repairs needed at the property, as contained in the Loan File.

●	The phrase “Environmental Report” refers to the signed third-party phase I, phase II, hazardous building materials assessment, remedial soil excavation or client environmental questionnaire. Each document details various environmental assessments related to the property, as contained in the Loan File.

●	The phrase “Fee Schedule” refers to the documentation for the certificate administrator fee and servicing fee related to the Transaction.

●	The phrase “Loan Agreement” refers to a signed or draft loan agreement.

●	The phrase “Note” refers to the signed or draft note(s).

●	The phrase “Rent Roll” refers to the schedule detailing the property’s occupied and vacant space and includes information regarding each tenant’s lease terms, such as amount of space occupied, annual rent due, expiration date and renewal options, as contained in the Loan File.

●	The phrase “Title Policy” refers to the signed title policy indicating the property’s address and current ownership, as contained in the Loan File.

●	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements and rent roll schedule detailing the property’s occupied and vacant space and includes information regarding each tenant’s lease terms, such as amount of space occupied, annual rent due, expiration date and renewal options, as contained in the Loan File prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From January 4, 2022 through February 2, 2022, the Company provided us with the Source Documents related to the Collateral for which we:

●	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
●	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
●	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
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“None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

●	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
●	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

February 2, 2022

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

SPGN 2022-TFLM	EXHIBIT A
Loan File Review Procedures

Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document	Threshold
1	Loan #	None - Company Provided	None
2	% of Initial Pooled Balance	Recalculation	None
3	Loan/Property Flag	None - Company Provided	None
4	Property Name	None - Company Provided	None
5	Originator	Loan Agreement	None
6	Seller	None - Company Provided	None
7	Street Address	Appraisal Report	None
8	City	Appraisal Report	None
9	State	Appraisal Report	None
10	Zip Code	Appraisal Report	None
11	Number of Properties	Appraisal Report	None
12	Property Type	Appraisal Report	None
13	Property Subtype	Appraisal Report	None
14	Year Built	Appraisal Report	None
15	Year Renovated	Appraisal Report	None
16	Total Square Feet	Underwriting File	None
17	Collateral Square Feet	Underwriting File	None
18	Occupancy (%)	Underwriting File	None
19	Occupancy Date	Underwriting File	None
20	Mortgage Loan Original Balance ($)	Loan Agreement	None
21	Mortgage Loan Cut-off Balance ($)	Recalculation	None
22	Mortgage Loan Cut-off Balance / Square Foot ($)	Recalculation	None
23	Mortgage Loan Maturity Balance ($)	Recalculation	None
24	Mortgage Loan Margin %	None - Company Provided	None
25	Assumed Term SOFR	None - Company Provided	None
26	Mortgage Loan Term SOFR Floor %	Loan Agreement	None
27	Term SOFR Cap Strike Price %	None - Company Provided	None
28	Term SOFR Cap Expiration	None - Company Provided	None
29	Mortgage Loan Index	Loan Agreement	None
30	Floating Rate Change Frequency	Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

SPGN 2022-TFLM	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document	Threshold
31	Interest Rate Cap Provider	None - Company Provided	None
32	Mortgage Loan Rate %	Recalculation	None
33	Mortgage Loan Interest Rate (at Term SOFR Cap)	Recalculation	None
34	Mortgage Loan Admin. Fee %	Fee Schedule	None
35	Net Mortgage Loan Rate %	Recalculation	None
36	Mortgage Accrual Type	Loan Agreement	None
37	Amortization Type	Loan Agreement	None
38	Note Date	Note	None
39	First Payment Date	Loan Agreement	None
40	Initial Original Term	Recalculation	None
41	Initial Remaining Term	Recalculation	None
42	Initial Maturity Date	Loan Agreement	None
43	Seasoning	Recalculation	None
44	Extension Options	Loan Agreement	None
45	Extension Spread Increase Description	Loan Agreement	None
46	First Extension Fee	Loan Agreement	None
47	Second Extension Fee	Loan Agreement	None
48	Third Extension Fee	Loan Agreement	None
49	Fourth Extension Fee	Not Applicable	None
50	Fifth Extension Fee	Not Applicable	None
51	Exit Fee	Loan Agreement	None
52	Term SOFR Cap After Extension	Loan Agreement	None
53	Fully Extended Original Term	Recalculation	None
54	Fully Extended Remaining Term	Recalculation	None
55	Fully Extended Maturity Date	Loan Agreement	None
56	Payment Due Date	Loan Agreement	None
57	Grace Period (Late Payment)	Loan Agreement	None
58	Grace Period (Default)	Loan Agreement	None
59	Interest Accrual Start	Loan Agreement	None
60	Interest Accrual End	Loan Agreement	None
61	Term SOFR Lookback Days	Loan Agreement	None
62	Mortgage Loan Monthly Debt Service ($) at Loan Rate	Recalculation	None
63	Mortgage Loan Annual Debt Service ($) at Loan Rate	Recalculation	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

SPGN 2022-TFLM	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document	Threshold
64	Mortgage Loan Monthly Debt Service ($) at Cap Rate	Recalculation	None
65	Mortgage Loan Annual Debt Service ($) at Cap Rate	Recalculation	None
66	Prepayment String	Loan Agreement	None
67	Prepayment Provision Comments	Loan Agreement	None
68	Partial Release Allowed?	Loan Agreement	None
69	Partial Release Description	Loan Agreement	None
70	As-Is Appraised Value ($)	Appraisal Report	None
71	As-Is Appraised Value ($) Per Square Foot	Recalculation	None
72	As-Stabilized Appraised Value ($)	Appraisal Report	None
73	As-Stabilized Appraised Value ($) Per Square Foot	Recalculation	None
74	As-Is Appraisal Date	Appraisal Report	None
75	As-Stabilized Appraisal Date	Appraisal Report	None
76	Environmental Report Date	Environmental Report	None
77	Engineering Report Date	Engineering Report	None
78	As-Is Mortgage Loan Cut-off Date LTV %	Recalculation	None
79	As-Is Mortgage Loan Maturity Date LTV %	Recalculation	None
80	As-Stabilized Mortgage Loan Cut- off Date LTV %	Recalculation	None
81	As-Stabilized Mortgage Loan Maturity Date LTV %	Recalculation	None
82	2018 Revenues ($)	Underwriting File	$1.00
83	2018 Expenses ($)	Underwriting File	$1.00
84	2018 NOI ($)	Underwriting File	$1.00
85	2018 NCF ($)	Underwriting File	$1.00
86	2019 Revenues ($)	Underwriting File	$1.00
87	2019 Expenses ($)	Underwriting File	$1.00
88	2019 NOI ($)	Underwriting File	$1.00
89	2019 NCF ($)	Underwriting File	$1.00
90	2020 Revenues ($)	Underwriting File	$1.00
91	2020 Expenses ($)	Underwriting File	$1.00
92	2020 NOI ($)	Underwriting File	$1.00
93	2020 NCF ($)	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
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SPGN 2022-TFLM	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document	Threshold
94	TTM As of Date	Underwriting File	None
95	TTM Revenues ($)	Underwriting File	$1.00
96	TTM Expenses ($)	Underwriting File	$1.00
97	TTM NOI ($)	Underwriting File	$1.00
98	TTM NCF ($)	Underwriting File	$1.00
99	UW (in place) Occupancy	Underwriting File	None
100	UW (in place) Revenues ($)	Underwriting File	$1.00
101	UW (in place) Total Expenses ($)	Underwriting File	$1.00
102	UW (in place) NOI ($)	Underwriting File	$1.00
103	UW (in place) Replacement Reserves ($)	Underwriting File	$1.00
104	UW (in place) TI/LC ($)	Underwriting File	$1.00
105	UW (in place) NCF ($)	Underwriting File	$1.00
106	Mortgage Loan UW (in place) NOI DSCR at Loan Rate	Recalculation	None
107	Mortgage Loan UW (in place) NCF DSCR at Loan Rate	Recalculation	None
108	Mortgage Loan UW (in place) NOI DSCR at Cap Rate	Recalculation	None
109	Mortgage Loan UW (in place) NCF DSCR at Cap Rate	Recalculation	None
110	Mortgage Loan UW (in place) NOI Debt Yield %	Recalculation	None
111	Mortgage Loan UW (in place) NCF Debt Yield %	Recalculation	None
112	Lien Position	Title Policy	None
113	Title Type	Title Policy	None
114	Ground Lease Expiration Date (Fully Extended)	Not Applicable	None
115	Annual Ground Rent	Not Applicable	None
116	PML %	Engineering Report	None
117	PML Report Date	Engineering Report	None
118	Upfront Capex Reserve ($)	Loan Agreement; Closing Statement	None
119	Upfront Engin. Reserve ($)	Loan Agreement; Closing Statement	None
120	Upfront TI/LC Reserve ($)	Loan Agreement; Closing Statement	None
121	Upfront RE Tax Reserve ($)	Loan Agreement; Closing Statement	None
122	Upfront Ins. Reserve ($)	Loan Agreement; Closing Statement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
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SPGN 2022-TFLM	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document	Threshold
123	Upfront Other Reserve ($)	Loan Agreement; Closing Statement	None
124	Upfront Other Reserve Description	Loan Agreement	None
125	Monthly Capex Reserve ($)	Loan Agreement; Closing Statement	None
126	Monthly TI/LC Reserve ($)	Loan Agreement; Closing Statement	None
127	Monthly RE Tax Reserve ($)	Loan Agreement; Closing Statement	None
128	Monthly Ins. Reserve ($)	Loan Agreement; Closing Statement	None
129	Monthly Other Reserve ($)	Loan Agreement; Closing Statement	None
130	Monthly Other Reserve Description	Loan Agreement	None
131	Largest Tenant	Underwriting File	None
132	Largest Tenant Unit Size	Underwriting File	None
133	Largest Tenant Lease Expiration Date	Underwriting File	None
134	Second Largest Tenant	Underwriting File	None
135	Second Largest Tenant Unit Size	Underwriting File	None
136	Second Largest Tenant Lease Expiration Date	Underwriting File	None
137	Third Largest Tenant	Underwriting File	None
138	Third Largest Tenant Unit Size	Underwriting File	None
139	Third Largest Tenant Lease Expiration Date	Underwriting File	None
140	Fourth Largest Tenant	Underwriting File	None
141	Fourth Largest Unit Size	Underwriting File	None
142	Fourth Largest Tenant Lease Expiration Date	Underwriting File	None
143	Fifth Largest Tenant	Underwriting File	None
144	Fifth Largest Tenant Unit Size	Underwriting File	None
145	Fifth Largest Tenant Lease Expiration Date	Underwriting File	None
146	Loan Purpose	Closing Statement	None
147	Borrower Name	Loan Agreement	None
148	Single Purpose Borrower (Y/N)	Loan Agreement	None
149	Principal / Sponsor	Loan Agreement	None
150	Carveout Guarantor	Loan Agreement	None
151	Property Manager	Loan Agreement	None
152	Lockbox (Y/N)	Loan Agreement	None
153	Lockbox Type	Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
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SPGN 2022-TFLM	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document	Threshold
154	Cash Management	Loan Agreement	None
155	Assumption Frequency	Loan Agreement	None
156	Assumption Fee	Loan Agreement	None
157	Future Debt Permitted (Y/N)	Loan Agreement	None
158	Future Debt Description	Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
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SPGN 2022-TFLM	EXHIBIT B
Recalculation Methodology

Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
2	% of Initial Pooled Balance	Quotient of (i) Mortgage Loan Cut-off Balance ($) and (ii) aggregate sum of the Mortgage Loan Cut-off Balance ($) for the Collateral.
21	Mortgage Loan Cut-off Balance ($)	Set equal to Mortgage Loan Original Balance ($).
22	Mortgage Loan Cut-off Balance / Square Foot ($)	Quotient of (i) Mortgage Loan Cut-off Balance ($) and (ii) Collateral Square Feet.
23	Mortgage Loan Maturity Balance ($)	Set equal to Mortgage Loan Cut-off Balance ($).
32	Mortgage Loan Rate %	Sum of (i) Mortgage Loan Margin % and (ii) Assumed Term SOFR.
33	Mortgage Loan Interest Rate (at Term SOFR Cap)	Sum of (i) Mortgage Loan Margin % and (ii) Term SOFR Cap Strike Price %.
35	Net Mortgage Loan Rate %	Difference of (i) Mortgage Loan Rate % and (ii) Mortgage Loan Admin. Fee %.
40	Initial Original Term	Count of the number of monthly payment dates, from and inclusive of (i) First Payment Date, to and inclusive of (ii) Initial Maturity Date.
41	Initial Remaining Term	Difference between (i) Initial Original Term and (ii) Seasoning.
43	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Payment Date, to and inclusive of (ii) Cut- off Date.
53	Fully Extended Original Term	Count of the number of monthly payment dates, from and inclusive of (i) First Payment Date, to and inclusive of (ii) Fully Extended Maturity Date.
54	Fully Extended Remaining Term	Difference between (i) Fully Extended Original Term and (ii) Seasoning.
62	Mortgage Loan Monthly Debt Service ($) at Loan Rate	Quotient of (i) Mortgage Loan Annual Debt Service ($) at Loan Rate and (ii) 12.
63	Mortgage Loan Annual Debt Service ($) at Loan Rate	Product of (i) Mortgage Loan Cut-off Balance ($), (ii) Mortgage Loan Rate % and (iii) Mortgage Accrual Type.
64	Mortgage Loan Monthly Debt Service ($) at Cap Rate	Quotient of (i) Mortgage Loan Annual Debt Service ($) at Cap Rate and (ii) 12.

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SPGN 2022-TFLM	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
65	Mortgage Loan Annual Debt Service ($) at Cap Rate	Product of (i) Mortgage Loan Cut-off Balance ($), (ii) Mortgage Loan Interest Rate (at Term SOFR Cap) (iii) Mortgage Accrual Type.
71	As-Is Appraised Value ($) Per Square Foot	Quotient of (i) As-Is Appraised Value ($) and (ii) Collateral Square Feet.
73	As-Stabilized Appraised Value ($) Per Square Foot	Quotient of (i) As-Stabilized Appraised Value ($) and (ii) Collateral Square Feet.
78	As-Is Mortgage Loan Cut-off Date LTV %	Quotient of (i) Mortgage Loan Cut-off Balance ($) and (ii) As-Is Appraised Value ($).
79	As-Is Mortgage Loan Maturity Date LTV %	Quotient of (i) Mortgage Loan Maturity Balance ($) and (ii) As-Is Appraised Value ($).
80	As-Stabilized Mortgage Loan Cut-off Date LTV %	Quotient of (i) Mortgage Loan Cut-off Balance ($) and (ii) As-Stabilized Appraised Value ($).
81	As-Stabilized Mortgage Loan Maturity Date LTV %	Quotient of (i) Mortgage Loan Maturity Balance ($) and (ii) As-Stabilized Appraised Value ($).
106	Mortgage Loan UW (in place) NOI DSCR at Loan Rate	Quotient of (i) UW (in place) NOI ($) and (ii) Mortgage Loan Annual Debt Service ($) at Loan Rate.
107	Mortgage Loan UW (in place) NCF DSCR at Loan Rate	Quotient of (i) UW (in place) NCF ($) and (ii) Mortgage Loan Annual Debt Service ($) at Loan Rate.
108	Mortgage Loan UW (in place) NOI DSCR at Cap Rate	Quotient of (i) UW (in place) NOI ($) and (ii) Mortgage Loan Annual Debt Service ($) at Cap Rate.
109	Mortgage Loan UW (in place) NCF DSCR at Cap Rate	Quotient of (i) UW (in place) NCF ($) and (ii) Mortgage Loan Annual Debt Service ($) at Cap Rate.
110	Mortgage Loan UW (in place) NOI Debt Yield %	Quotient of (i) UW (in place) NOI ($) and (ii) Mortgage Loan Cut-off Balance ($).
111	Mortgage Loan UW (in place) NCF Debt Yield %	Quotient of (i) UW (in place) NCF ($) and (ii) Mortgage Loan Cut-off Balance ($).

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